Combined Statements of Changes in Net Parent Investment - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	$ 5,000,009
Net (loss) income	179,260	(15,517)	3,932,144
Balance	5,000,003	9,483	5,000,009
Mafco Worldwide & Merisant
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	487,700,000	484,500,000	484,500,000	499,200,000	$ 508,000,000
Funding to Parent, net	(12,400,000)	(12,200,000)	(25,700,000)	(35,700,000)	(41,100,000)
Net (loss) income	(28,500,000)	9,200,000	30,900,000	20,900,000	25,100,000
Other comprehensive loss, net of tax	(1,800,000)	(2,400,000)	(2,000,000)	100,000	7,200,000
Balance	$ 445,000,000	$ 479,100,000	$ 487,700,000	$ 484,500,000	$ 499,200,000